IMPAIRMENT OF PP&E (Tables)	12 Months Ended
Dec. 31, 2023
IMPAIRMENT OF PP&E
Schedule of 12-month average trailing benchmark prices and exchange rates used in the ceiling tests

	WTI Crude Oil	U.S. Henry Hub Gas
Period	$/bbl	$/Mcf
2023	$78.21	$2.59
2022	94.14	6.25
2021	66.55	3.64